Condensed Consolidated Statements of Cash Flows (Parenthetical)	9 Months Ended
Sep. 30, 2013
Class A common stock issued in conjunction with acquisition of subsidiary, shares	400,000
Class A common stock issued to Gaiam, Inc. in conjunction with debt conversion, shares	62,111
Debt Extension
Number of shares called by warrants	212,535